Real Estate and Accumulated Depreciation - Schedule III (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2013
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 1,053,648
Land, Initial Cost		358,955
Buildings and Improvements, Initial Cost		1,549,787
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount		1,899,099	[1],[2]		$ 1,899,099	$ 1,016,599	$ 0
Accumulated Depreciation		141,594	[3],[4]		74,648	$ 12,077	$ 0
Mortgage note payable		1,033,582		$ 1,022,344	470,079
Acquired intangible lease assets		319,028		$ 319,268	319,028
Tax basis		2,100,000
Accumulated amortization		$ 73,800
Buildings, useful life		40 years
Land improvements, useful life		15 years
Fixtures, useful life		5 years
United Healthcare I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Decrease in real estate property		$ 7,400
SAAB Sensis I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Decrease in real estate property		2,200
Encumbrances Allocated [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		799,209
Mission, TX [Member] | Dollar General [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		142
Buildings and Improvements, Initial Cost		807
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	949
Accumulated Depreciation	[3],[4]	121
Sullivan, MO [Member] | Dollar General [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		146
Buildings and Improvements, Initial Cost		825
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	971
Accumulated Depreciation	[3],[4]	123
Pine Bluff, AR [Member] | Walgreens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		159
Buildings and Improvements, Initial Cost		3,016
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,175
Accumulated Depreciation	[3],[4]	452
Bogalusa, LA [Member] | Dollar General, II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		107
Buildings and Improvements, Initial Cost		965
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,072
Accumulated Depreciation	[3],[4]	136
Donaldsonville, LA [Member] | Dollar General, II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		97
Buildings and Improvements, Initial Cost		871
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	968
Accumulated Depreciation	[3],[4]	122
Cut Off, LA [Member] | Auto Zone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		67
Buildings and Improvements, Initial Cost		1,282
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,349
Accumulated Depreciation	[3],[4]	174
Athens, MI [Member] | Dollar General III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		48
Buildings and Improvements, Initial Cost		907
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	955
Accumulated Depreciation	[3],[4]	123
Fowler, MI [Member] | Dollar General III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		49
Buildings and Improvements, Initial Cost		940
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	989
Accumulated Depreciation	[3],[4]	128
Hudson, MI [Member] | Dollar General III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		102
Buildings and Improvements, Initial Cost		922
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,024
Accumulated Depreciation	[3],[4]	125
Muskegon, MI [Member] | Dollar General III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		49
Buildings and Improvements, Initial Cost		939
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	988
Accumulated Depreciation	[3],[4]	128
Reese, MI [Member] | Dollar General III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		150
Buildings and Improvements, Initial Cost		848
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	998
Accumulated Depreciation	[3],[4]	115
Ft Myers, FL [Member] | BSFS I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,215
Buildings and Improvements, Initial Cost		1,822
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,037
Accumulated Depreciation	[3],[4]	255
Bainbridge, GA [Member] | Dollar General IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		233
Buildings and Improvements, Initial Cost		700
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	933
Accumulated Depreciation	[3],[4]	95
Vanleer, TN [Member] | Dollar General IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		78
Buildings and Improvements, Initial Cost		705
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	783
Accumulated Depreciation	[3],[4]	96
Vernon, CT [Member] | Tractor Supply I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		358
Buildings and Improvements, Initial Cost		3,220
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,578
Accumulated Depreciation	[3],[4]	371
Meruax, LA [Member] | Dollar General V [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		708
Buildings and Improvements, Initial Cost		1,315
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,023
Accumulated Depreciation	[3],[4]	179
Tallahassee, FL [Member] | Matress Firm I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,015
Buildings and Improvements, Initial Cost		1,241
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,256
Accumulated Depreciation	[3],[4]	168
Butler, KY [Member] | Family Dollar I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		126
Buildings and Improvements, Initial Cost		711
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	837
Accumulated Depreciation	[3],[4]	97
Charlotte, NC [Member] | Food Lion I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		3,132
Buildings and Improvements, Initial Cost		4,697
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,829
Accumulated Depreciation	[3],[4]	540
Charlotte, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		529
Buildings and Improvements, Initial Cost		650
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,179
Accumulated Depreciation	[3],[4]	34
Charlotte, NC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		651
Buildings and Improvements, Initial Cost		444
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,095
Accumulated Depreciation	[3],[4]	30
Creedmoor, NC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		306
Buildings and Improvements, Initial Cost		789
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,095
Accumulated Depreciation	[3],[4]	43
Macon, GA [Member] | Lowes I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		0
Buildings and Improvements, Initial Cost		8,420
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	8,420
Accumulated Depreciation	[3],[4]	926
Macon, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		214
Buildings and Improvements, Initial Cost		771
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	985
Accumulated Depreciation	[3],[4]	46
Fayetteville, NC [Member] | Lowes I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		0
Buildings and Improvements, Initial Cost		6,422
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	6,422
Accumulated Depreciation	[3],[4]	706
New Bern, NC [Member] | Lowes I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,812
Buildings and Improvements, Initial Cost		10,269
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	12,081
Accumulated Depreciation	[3],[4]	1,130
Rocky MT, NC [Member] | Lowes I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,931
Buildings and Improvements, Initial Cost		10,940
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	12,871
Accumulated Depreciation	[3],[4]	1,203
Maintowoc, WI [Member] | O'Reilly Auto [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		85
Buildings and Improvements, Initial Cost		761
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	846
Accumulated Depreciation	[3],[4]	100
Aiken, SC [Member] | Lowes I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,764
Buildings and Improvements, Initial Cost		7,056
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	8,820
Accumulated Depreciation	[3],[4]	775
Aiken, SC [Member] | Mattress Firm I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		426
Buildings and Improvements, Initial Cost		1,029
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,455
Accumulated Depreciation	[3],[4]	68
Danville, AR [Member] | Family Dollar II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		170
Buildings and Improvements, Initial Cost		679
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	849
Accumulated Depreciation	[3],[4]	89
Natalbany, LA [Member] | Dollar General VI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		379
Buildings and Improvements, Initial Cost		883
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,262
Accumulated Depreciation	[3],[4]	116
Gasburg, VA [Member] | Dollar General VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		52
Buildings and Improvements, Initial Cost		993
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,045
Accumulated Depreciation	[3],[4]	130
Tucker, GA [Member] | Walgreens II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		0
Buildings and Improvements, Initial Cost		2,524
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,524
Accumulated Depreciation	[3],[4]	353
Challis, ID [Member] | Family Dollar III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		44
Buildings and Improvements, Initial Cost		828
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	872
Accumulated Depreciation	[3],[4]	108
Lake Jackson, TX [Member] | Chili's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		746
Buildings and Improvements, Initial Cost		1,741
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,487
Accumulated Depreciation	[3],[4]	286
Victoria, TX [Member] | Chili's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		813
Buildings and Improvements, Initial Cost		1,897
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,710
Accumulated Depreciation	[3],[4]	312
Anniston, AL [Member] | CVS I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		472
Buildings and Improvements, Initial Cost		1,887
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,359
Accumulated Depreciation	[3],[4]	264
Westminster, CO [Member] | Joe's Crab Shack I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,136
Buildings and Improvements, Initial Cost		2,650
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,786
Accumulated Depreciation	[3],[4]	435
Houston, TX [Member] | Joe's Crab Shack I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,169
Buildings and Improvements, Initial Cost		2,171
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,340
Accumulated Depreciation	[3],[4]	357
Houston, TX [Member] | LA Fitness I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,540
Buildings and Improvements, Initial Cost		8,379
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	10,919
Accumulated Depreciation	[3],[4]	941
Lake Wales, FL [Member] | Tire Kingdom I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		556
Buildings and Improvements, Initial Cost		1,296
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,852
Accumulated Depreciation	[3],[4]	175
Temple, GA [Member] | Auto Zone II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		569
Buildings and Improvements, Initial Cost		854
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,423
Accumulated Depreciation	[3],[4]	112
Stanleytown, VA [Member] | Dollar General VIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		185
Buildings and Improvements, Initial Cost		1,049
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,234
Accumulated Depreciation	[3],[4]	137
Oil City, LA [Member] | Family Dollar IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		76
Buildings and Improvements, Initial Cost		685
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	761
Accumulated Depreciation	[3],[4]	90
Montevalo, AL [Member] | Fresenius I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		300
Buildings and Improvements, Initial Cost		1,699
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,999
Accumulated Depreciation	[3],[4]	186
Mabelvale, AR [Member] | Dollar General IX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		38
Buildings and Improvements, Initial Cost		723
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	761
Accumulated Depreciation	[3],[4]	95
Angola, IN [Member] | Advance Auto I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		35
Buildings and Improvements, Initial Cost		671
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	706
Accumulated Depreciation	[3],[4]	85
Hernando, MS [Member] | Arby's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		624
Buildings and Improvements, Initial Cost		1,455
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,079
Accumulated Depreciation	[3],[4]	231
Holyoke, MA [Member] | CVS II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		0
Buildings and Improvements, Initial Cost		2,258
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,258
Accumulated Depreciation	[3],[4]	305
Lansing, MI [Member] | Walgreens III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		216
Buildings and Improvements, Initial Cost		4,099
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,315
Accumulated Depreciation	[3],[4]	553
Beaumont, TX [Member] | Walgreens IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		499
Buildings and Improvements, Initial Cost		1,995
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,494
Accumulated Depreciation	[3],[4]	269
Salt Lake City, UT [Member] | American Express Travel Related Services I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		4,150
Buildings and Improvements, Initial Cost		32,789
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	36,939
Accumulated Depreciation	[3],[4]	5,782
Greensboro, NC [Member] | American Express Travel Related Services I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,620
Buildings and Improvements, Initial Cost		41,401
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	43,021
Accumulated Depreciation	[3],[4]	6,764
Greensboro, NC [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		650
Buildings and Improvements, Initial Cost		712
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,362
Accumulated Depreciation	[3],[4]	47
Greensboro, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		488
Buildings and Improvements, Initial Cost		794
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,282
Accumulated Depreciation	[3],[4]	46
Greensboro, NC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		619
Buildings and Improvements, Initial Cost		742
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,361
Accumulated Depreciation	[3],[4]	50
Greensboro, NC II [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		326
Buildings and Improvements, Initial Cost		633
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	959
Accumulated Depreciation	[3],[4]	37
Piedmont, SC [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		3,030
Buildings and Improvements, Initial Cost		24,067
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	27,097
Accumulated Depreciation	[3],[4]	3,303
Gaffney, SC [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,360
Buildings and Improvements, Initial Cost		5,666
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,026
Accumulated Depreciation	[3],[4]	778
Pendergrass, GA [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,810
Buildings and Improvements, Initial Cost		26,572
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	29,382
Accumulated Depreciation	[3],[4]	3,647
Gainesville, GA [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,580
Buildings and Improvements, Initial Cost		13,838
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	15,418
Accumulated Depreciation	[3],[4]	1,899
Cartersville, GA [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,640
Buildings and Improvements, Initial Cost		14,533
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	16,173
Accumulated Depreciation	[3],[4]	1,995
Cartersville, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		658
Buildings and Improvements, Initial Cost		1,734
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,392
Accumulated Depreciation	[3],[4]	90
Douglas, GA [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		750
Buildings and Improvements, Initial Cost		7,076
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,826
Accumulated Depreciation	[3],[4]	971
Douglas, GA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		73
Buildings and Improvements, Initial Cost		1,248
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,321
Accumulated Depreciation	[3],[4]	63
Belvidere, IL [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,170
Buildings and Improvements, Initial Cost		17,843
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	20,013
Accumulated Depreciation	[3],[4]	2,449
Brooklyn Park, MN [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,590
Buildings and Improvements, Initial Cost		11,940
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	13,530
Accumulated Depreciation	[3],[4]	1,639
Zumbrota, MN [Member] | AmeriCold
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,440
Buildings and Improvements, Initial Cost		18,152
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	20,592
Accumulated Depreciation	[3],[4]	2,491
Greenwell Springs, LA [Member] | Dollar General X [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		114
Buildings and Improvements, Initial Cost		1,029
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,143
Accumulated Depreciation	[3],[4]	130
Valdosta, GA [Member] | Home Depot I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,930
Buildings and Improvements, Initial Cost		30,538
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	33,468
Accumulated Depreciation	[3],[4]	3,235
Valdosta, GA [Member] | Mattress Firm III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		169
Buildings and Improvements, Initial Cost		1,522
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,691
Accumulated Depreciation	[3],[4]	171
Birmingham, AL [Member] | Home Depot I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		3,660
Buildings and Improvements, Initial Cost		33,667
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	37,327
Accumulated Depreciation	[3],[4]	3,567
Birmingham, AL [Member] | C&S Wholesale Grocer I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		4,951
Buildings and Improvements, Initial Cost		36,894
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	41,845
Accumulated Depreciation	[3],[4]	1,737
Taunton, MA [Member] | Advance Auto III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		404
Buildings and Improvements, Initial Cost		1,148
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,552
Accumulated Depreciation	[3],[4]	57
San Antonio, TX [Member] | National Tire & Battery I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		577
Buildings and Improvements, Initial Cost		577
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,154
Accumulated Depreciation	[3],[4]	75
Hanahan, SC [Member] | New Breed Logistics I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,940
Buildings and Improvements, Initial Cost		19,171
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	22,111
Accumulated Depreciation	[3],[4]	2,631
Atlanta, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		2,190
Buildings and Improvements, Initial Cost		5,666
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,856
Accumulated Depreciation	[3],[4]	583
Atlanta, GA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		1,071
Buildings and Improvements, Initial Cost		2,293
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,364
Accumulated Depreciation	[3],[4]	131
Atlanta, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		3,027
Buildings and Improvements, Initial Cost		4,873
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,900
Accumulated Depreciation	[3],[4]	237
District of Columbia [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		590
Buildings and Improvements, Initial Cost		2,366
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,956
Accumulated Depreciation	[3],[4]	285
New Smyrna Beach, FL [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		740
Buildings and Improvements, Initial Cost		2,859
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,599
Accumulated Depreciation	[3],[4]	345
Brooksville, FL [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		360
Buildings and Improvements, Initial Cost		127
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	487
Accumulated Depreciation	[3],[4]	15
Brooksville, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		460
Buildings and Improvements, Initial Cost		954
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,414
Accumulated Depreciation	[3],[4]	55
West Palm Beach, FL [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		520
Buildings and Improvements, Initial Cost		2,264
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,784
Accumulated Depreciation	[3],[4]	273
Orlando, FL [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		540
Buildings and Improvements, Initial Cost		3,069
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,609
Accumulated Depreciation	[3],[4]	370
Orlando, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,234
Buildings and Improvements, Initial Cost		1,125
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,359
Accumulated Depreciation	[3],[4]	63
Orlando, FL II [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		410
Buildings and Improvements, Initial Cost		2,078
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,488
Accumulated Depreciation	[3],[4]	251
Orlando, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		874
Buildings and Improvements, Initial Cost		1,922
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,796
Accumulated Depreciation	[3],[4]	100
Ft Pierce, FL [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		720
Buildings and Improvements, Initial Cost		1,434
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,154
Accumulated Depreciation	[3],[4]	173
Atlanta, GA II [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		570
Buildings and Improvements, Initial Cost		1,152
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,722
Accumulated Depreciation	[3],[4]	139
Atlanta, GA II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		4,422
Buildings and Improvements, Initial Cost		1,559
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	5,981
Accumulated Depreciation	[3],[4]	84
Mundelein, IL [Member] | National Tire & Battery II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		0
Buildings and Improvements, Initial Cost		1,742
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,742
Accumulated Depreciation	[3],[4]	227
Waycross, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		300
Buildings and Improvements, Initial Cost		1,425
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,725
Accumulated Depreciation	[3],[4]	172
Landover, MD [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		630
Buildings and Improvements, Initial Cost		1,310
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,940
Accumulated Depreciation	[3],[4]	158
Cary, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		370
Buildings and Improvements, Initial Cost		841
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,211
Accumulated Depreciation	[3],[4]	101
Stokesdale, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		230
Buildings and Improvements, Initial Cost		581
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	811
Accumulated Depreciation	[3],[4]	70
Summerfield, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		210
Buildings and Improvements, Initial Cost		605
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	815
Accumulated Depreciation	[3],[4]	73
Waynesville, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		200
Buildings and Improvements, Initial Cost		874
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,074
Accumulated Depreciation	[3],[4]	105
Fountain Inn, SC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		290
Buildings and Improvements, Initial Cost		1,086
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,376
Accumulated Depreciation	[3],[4]	131
Nashville, TN [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		190
Buildings and Improvements, Initial Cost		666
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	856
Accumulated Depreciation	[3],[4]	80
Nashville, TN [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		890
Buildings and Improvements, Initial Cost		504
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,394
Accumulated Depreciation	[3],[4]	35
Nashville, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		204
Buildings and Improvements, Initial Cost		740
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	944
Accumulated Depreciation	[3],[4]	37
Nashville, TN [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		1,035
Buildings and Improvements, Initial Cost		745
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,780
Accumulated Depreciation	[3],[4]	39
Savannah, TN [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		390
Buildings and Improvements, Initial Cost		1,179
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,569
Accumulated Depreciation	[3],[4]	142
Chattanooga, TN I [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		220
Buildings and Improvements, Initial Cost		781
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,001
Accumulated Depreciation	[3],[4]	94
Chattanooga, TN I [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		191
Buildings and Improvements, Initial Cost		335
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	526
Accumulated Depreciation	[3],[4]	18
Oak Ridge, TN [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		500
Buildings and Improvements, Initial Cost		1,277
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,777
Accumulated Depreciation	[3],[4]	154
Doswell, VA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		190
Buildings and Improvements, Initial Cost		510
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	700
Accumulated Depreciation	[3],[4]	62
Vinton, VA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		120
Buildings and Improvements, Initial Cost		366
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	486
Accumulated Depreciation	[3],[4]	44
New Market, VA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		330
Buildings and Improvements, Initial Cost		948
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,278
Accumulated Depreciation	[3],[4]	114
Brunswick, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		80
Buildings and Improvements, Initial Cost		249
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	329
Accumulated Depreciation	[3],[4]	30
Brunswick, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		384
Buildings and Improvements, Initial Cost		888
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,272
Accumulated Depreciation	[3],[4]	50
Burlington, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		200
Buildings and Improvements, Initial Cost		497
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	697
Accumulated Depreciation	[3],[4]	60
Pittsboro, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		100
Buildings and Improvements, Initial Cost		304
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	404
Accumulated Depreciation	[3],[4]	37
Pittsboro, NC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		61
Buildings and Improvements, Initial Cost		510
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	571
Accumulated Depreciation	[3],[4]	24
Dunwoody, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		460
Buildings and Improvements, Initial Cost		2,714
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,174
Accumulated Depreciation	[3],[4]	327
Athens, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		610
Buildings and Improvements, Initial Cost		1,662
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,272
Accumulated Depreciation	[3],[4]	200
Athens, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		427
Buildings and Improvements, Initial Cost		472
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	899
Accumulated Depreciation	[3],[4]	39
Spencer, NC [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		280
Buildings and Improvements, Initial Cost		717
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	997
Accumulated Depreciation	[3],[4]	86
Cleveland, TN [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		170
Buildings and Improvements, Initial Cost		461
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	631
Accumulated Depreciation	[3],[4]	56
Cleveland, TN [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		211
Buildings and Improvements, Initial Cost		1,197
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,408
Accumulated Depreciation	[3],[4]	186
Nassawadox, VA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		70
Buildings and Improvements, Initial Cost		484
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	554
Accumulated Depreciation	[3],[4]	58
Burlington, IA [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		224
Buildings and Improvements, Initial Cost		523
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	747
Accumulated Depreciation	[3],[4]	66
Clinton, IA [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		334
Buildings and Improvements, Initial Cost		779
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,113
Accumulated Depreciation	[3],[4]	98
Muscatine, IA [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		274
Buildings and Improvements, Initial Cost		821
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,095
Accumulated Depreciation	[3],[4]	104
Aledo, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		427
Buildings and Improvements, Initial Cost		1,709
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,136
Accumulated Depreciation	[3],[4]	216
Bloomington, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		316
Buildings and Improvements, Initial Cost		586
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	902
Accumulated Depreciation	[3],[4]	74
Bloomington, IL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,649
Buildings and Improvements, Initial Cost		3,848
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	5,497
Accumulated Depreciation	[3],[4]	494
Bloomington, IL II [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		395
Buildings and Improvements, Initial Cost		592
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	987
Accumulated Depreciation	[3],[4]	75
Champaign, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		412
Buildings and Improvements, Initial Cost		504
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	916
Accumulated Depreciation	[3],[4]	64
Champaign, IL [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		330
Buildings and Improvements, Initial Cost		1,872
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,202
Accumulated Depreciation	[3],[4]	230
Galesburg, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		355
Buildings and Improvements, Initial Cost		829
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,184
Accumulated Depreciation	[3],[4]	105
Jacksonville, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		351
Buildings and Improvements, Initial Cost		818
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,169
Accumulated Depreciation	[3],[4]	103
Jacksonville, IL II [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		316
Buildings and Improvements, Initial Cost		474
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	790
Accumulated Depreciation	[3],[4]	60
Matoon, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		608
Buildings and Improvements, Initial Cost		1,129
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,737
Accumulated Depreciation	[3],[4]	143
Morton, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		350
Buildings and Improvements, Initial Cost		525
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	875
Accumulated Depreciation	[3],[4]	66
Paris, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		429
Buildings and Improvements, Initial Cost		797
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,226
Accumulated Depreciation	[3],[4]	101
Staunton, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		467
Buildings and Improvements, Initial Cost		1,867
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,334
Accumulated Depreciation	[3],[4]	236
Vandalia, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		529
Buildings and Improvements, Initial Cost		983
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,512
Accumulated Depreciation	[3],[4]	124
Virden, IL [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		302
Buildings and Improvements, Initial Cost		1,208
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,510
Accumulated Depreciation	[3],[4]	153
Lafayette, IN [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		401
Buildings and Improvements, Initial Cost		746
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,147
Accumulated Depreciation	[3],[4]	94
Bedford, OH [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		702
Buildings and Improvements, Initial Cost		702
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,404
Accumulated Depreciation	[3],[4]	89
Streetsboro, OH [Member] | Circle K I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		540
Buildings and Improvements, Initial Cost		540
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,080
Accumulated Depreciation	[3],[4]	68
Oklahoma City, OK [Member] | Walgreens V [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,295
Buildings and Improvements, Initial Cost		3,884
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	5,179
Accumulated Depreciation	[3],[4]	524
Gillette, WY [Member] | Walgreens VI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,198
Buildings and Improvements, Initial Cost		2,796
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,994
Accumulated Depreciation	[3],[4]	377
Highstown, NJ [Member] | 1st Constitution Bancorp I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		253
Buildings and Improvements, Initial Cost		1,431
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,684
Accumulated Depreciation	[3],[4]	177
Chatanooga, TN [Member] | American Tire Distributors I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		382
Buildings and Improvements, Initial Cost		7,249
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,631
Accumulated Depreciation	[3],[4]	1,047
Chatanooga, TN [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		292
Buildings and Improvements, Initial Cost		877
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,169
Accumulated Depreciation	[3],[4]	136
Chatanooga, TN [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		358
Buildings and Improvements, Initial Cost		564
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	922
Accumulated Depreciation	[3],[4]	33
Watertown, SD [Member] | Fedex Ground I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		136
Buildings and Improvements, Initial Cost		2,581
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,717
Accumulated Depreciation	[3],[4]	354
Jacksonville, FL [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		547
Buildings and Improvements, Initial Cost		821
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,368
Accumulated Depreciation	[3],[4]	127
Jacksonville, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		871
Buildings and Improvements, Initial Cost		372
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,243
Accumulated Depreciation	[3],[4]	24
Columbus, GA [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		136
Buildings and Improvements, Initial Cost		1,220
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,356
Accumulated Depreciation	[3],[4]	204
Columbus, GA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		417
Buildings and Improvements, Initial Cost		1,395
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,812
Accumulated Depreciation	[3],[4]	74
Ft. Oglethorpe, GA [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		185
Buildings and Improvements, Initial Cost		1,051
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,236
Accumulated Depreciation	[3],[4]	162
Madison, TN [Member] | Krystal I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		427
Buildings and Improvements, Initial Cost		640
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,067
Accumulated Depreciation	[3],[4]	99
Hopewell, NJ [Member] | Merrill Lynch I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,854
Buildings and Improvements, Initial Cost		40,257
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	42,111
Accumulated Depreciation	[3],[4]	5,127
Hopewell, NJ II [Member] | Merrill Lynch I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		651
Buildings and Improvements, Initial Cost		14,125
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	14,776
Accumulated Depreciation	[3],[4]	1,799
Hopewell, NJ III [Member] | Merrill Lynch I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		3,619
Buildings and Improvements, Initial Cost		78,581
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	82,200
Accumulated Depreciation	[3],[4]	9,921
Lexington, KY [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		675
Buildings and Improvements, Initial Cost		1,574
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,249
Accumulated Depreciation	[3],[4]	151
Conyers, GA [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		315
Buildings and Improvements, Initial Cost		1,784
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,099
Accumulated Depreciation	[3],[4]	335
Conyers, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		205
Buildings and Improvements, Initial Cost		1,334
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,539
Accumulated Depreciation	[3],[4]	68
Southaven, MS [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		756
Buildings and Improvements, Initial Cost		1,405
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,161
Accumulated Depreciation	[3],[4]	246
Daphne, AL [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		225
Buildings and Improvements, Initial Cost		2,026
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,251
Accumulated Depreciation	[3],[4]	202
Kennesaw, GA [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		225
Buildings and Improvements, Initial Cost		2,022
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,247
Accumulated Depreciation	[3],[4]	203
Kennesaw, GA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		930
Buildings and Improvements, Initial Cost		1,727
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,657
Accumulated Depreciation	[3],[4]	101
Springfield, OH [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		329
Buildings and Improvements, Initial Cost		1,864
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,193
Accumulated Depreciation	[3],[4]	235
Murfreesboro, TN [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		775
Buildings and Improvements, Initial Cost		1,439
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,214
Accumulated Depreciation	[3],[4]	176
Murfreesboro, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		451
Buildings and Improvements, Initial Cost		847
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,298
Accumulated Depreciation	[3],[4]	42
McDonough, GA [Member] | Matress Firm I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		185
Buildings and Improvements, Initial Cost		1,663
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,848
Accumulated Depreciation	[3],[4]	195
McDonough, GA [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		322
Buildings and Improvements, Initial Cost		1,823
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,145
Accumulated Depreciation	[3],[4]	301
Simpsonville, SC [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		440
Buildings and Improvements, Initial Cost		1,760
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,200
Accumulated Depreciation	[3],[4]	221
Grove City, OH [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		436
Buildings and Improvements, Initial Cost		1,745
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,181
Accumulated Depreciation	[3],[4]	245
Clarksville, TN [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		858
Buildings and Improvements, Initial Cost		1,287
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,145
Accumulated Depreciation	[3],[4]	218
Columbus, OH [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		329
Buildings and Improvements, Initial Cost		1,862
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,191
Accumulated Depreciation	[3],[4]	243
Foley, AL [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		331
Buildings and Improvements, Initial Cost		1,875
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,206
Accumulated Depreciation	[3],[4]	237
Corydon, IN [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		330
Buildings and Improvements, Initial Cost		1,870
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,200
Accumulated Depreciation	[3],[4]	233
Salisbury, NC [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		671
Buildings and Improvements, Initial Cost		1,567
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,238
Accumulated Depreciation	[3],[4]	162
Salisbury, NC [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		264
Buildings and Improvements, Initial Cost		293
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	557
Accumulated Depreciation	[3],[4]	22
Mauldin, SC II [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		542
Buildings and Improvements, Initial Cost		704
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,246
Accumulated Depreciation	[3],[4]	46
Carrolton, GA [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		672
Buildings and Improvements, Initial Cost		1,568
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,240
Accumulated Depreciation	[3],[4]	169
Lake Charles, LA [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		948
Buildings and Improvements, Initial Cost		1,159
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,107
Accumulated Depreciation	[3],[4]	217
Hattiesburg, MS [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		433
Buildings and Improvements, Initial Cost		1,731
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,164
Accumulated Depreciation	[3],[4]	262
Greenfield, IN [Member] | O'Charley's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		665
Buildings and Improvements, Initial Cost		1,552
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,217
Accumulated Depreciation	[3],[4]	188
Monroe, MI [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,212
Buildings and Improvements, Initial Cost		2,827
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,039
Accumulated Depreciation	[3],[4]	362
St. Louis, MO [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		955
Buildings and Improvements, Initial Cost		2,228
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,183
Accumulated Depreciation	[3],[4]	284
Rockledge, FL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,093
Buildings and Improvements, Initial Cost		2,030
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,123
Accumulated Depreciation	[3],[4]	261
Florissant, MO [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		503
Buildings and Improvements, Initial Cost		1,510
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,013
Accumulated Depreciation	[3],[4]	192
Florissant, MO II [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		596
Buildings and Improvements, Initial Cost		1,391
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,987
Accumulated Depreciation	[3],[4]	177
Alton, IL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,216
Buildings and Improvements, Initial Cost		3,649
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,865
Accumulated Depreciation	[3],[4]	469
Springfield, IL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,386
Buildings and Improvements, Initial Cost		3,235
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,621
Accumulated Depreciation	[3],[4]	415
Washington, IL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,014
Buildings and Improvements, Initial Cost		3,041
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,055
Accumulated Depreciation	[3],[4]	391
Mahomet, IL [Member] | Walgreens VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,506
Buildings and Improvements, Initial Cost		2,796
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,302
Accumulated Depreciation	[3],[4]	359
Houghton, MI [Member] | Tractor Supply II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		204
Buildings and Improvements, Initial Cost		1,158
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,362
Accumulated Depreciation	[3],[4]	124
Howard, WI [Member] | United Healthcare I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		3,790
Buildings and Improvements, Initial Cost		54,998
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2],[9]	51,370
Accumulated Depreciation	[3],[4]	2,851
Harlan, KY [Member] | Tractor Supply III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		248
Buildings and Improvements, Initial Cost		2,232
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,480
Accumulated Depreciation	[3],[4]	231
Knoxville, TN [Member] | Mattress Firm II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		189
Buildings and Improvements, Initial Cost		754
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	943
Accumulated Depreciation	[3],[4]	92
Greenville, MS [Member] | Dollar General XI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		192
Buildings and Improvements, Initial Cost		769
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	961
Accumulated Depreciation	[3],[4]	94
Cape, Girardeau, MO [Member] | Academy Sports I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		384
Buildings and Improvements, Initial Cost		7,292
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	7,676
Accumulated Depreciation	[3],[4]	760
Eagle Pass, TX [Member] | Talercris Plasma Resources I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		286
Buildings and Improvements, Initial Cost		2,577
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,863
Accumulated Depreciation	[3],[4]	262
Winchester, KY [Member] | Amazon I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		362
Buildings and Improvements, Initial Cost		8,070
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	8,432
Accumulated Depreciation	[3],[4]	894
Montclair, NJ [Member] | Fresenius II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,214
Buildings and Improvements, Initial Cost		2,255
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,469
Accumulated Depreciation	[3],[4]	230
Sharon Hill, PA [Member] | Fresenius II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		345
Buildings and Improvements, Initial Cost		1,956
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,301
Accumulated Depreciation	[3],[4]	199
Le Center, MN [Member] | Dollar General XII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		47
Buildings and Improvements, Initial Cost		886
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	933
Accumulated Depreciation	[3],[4]	108
Bunnell, FL [Member] | Advance Auto II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		92
Buildings and Improvements, Initial Cost		1,741
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,833
Accumulated Depreciation	[3],[4]	212
Washington, GA [Member] | Advance Auto II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		55
Buildings and Improvements, Initial Cost		1,042
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,097
Accumulated Depreciation	[3],[4]	127
Vidor, TX [Member] | Dollar General XIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		46
Buildings and Improvements, Initial Cost		875
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	921
Accumulated Depreciation	[3],[4]	106
Leland, MS [Member] | FedEx Ground II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		220
Buildings and Improvements, Initial Cost		4,186
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,406
Accumulated Depreciation	[3],[4]	553
Algonquin, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		798
Buildings and Improvements, Initial Cost		798
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,596
Accumulated Depreciation	[3],[4]	96
Antioch, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		706
Buildings and Improvements, Initial Cost		471
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,177
Accumulated Depreciation	[3],[4]	57
Crystal Lake, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		541
Buildings and Improvements, Initial Cost		232
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	773
Accumulated Depreciation	[3],[4]	28
Grayslake, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		582
Buildings and Improvements, Initial Cost		476
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,058
Accumulated Depreciation	[3],[4]	57
Gurnee, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		931
Buildings and Improvements, Initial Cost		931
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,862
Accumulated Depreciation	[3],[4]	112
McHenry, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		742
Buildings and Improvements, Initial Cost		318
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,060
Accumulated Depreciation	[3],[4]	38
Round Lake Beach, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,273
Buildings and Improvements, Initial Cost		1,042
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,315
Accumulated Depreciation	[3],[4]	125
Waukegan, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		611
Buildings and Improvements, Initial Cost		611
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,222
Accumulated Depreciation	[3],[4]	73
Woodstock, IL [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		869
Buildings and Improvements, Initial Cost		290
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,159
Accumulated Depreciation	[3],[4]	35
Austintown, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		221
Buildings and Improvements, Initial Cost		1,251
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,472
Accumulated Depreciation	[3],[4]	150
Beavercreek, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		410
Buildings and Improvements, Initial Cost		761
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,171
Accumulated Depreciation	[3],[4]	91
Celina, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		233
Buildings and Improvements, Initial Cost		932
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,165
Accumulated Depreciation	[3],[4]	112
Chardon, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		332
Buildings and Improvements, Initial Cost		497
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	829
Accumulated Depreciation	[3],[4]	60
Chesterland, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		320
Buildings and Improvements, Initial Cost		747
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,067
Accumulated Depreciation	[3],[4]	90
Cortland, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		118
Buildings and Improvements, Initial Cost		1,063
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,181
Accumulated Depreciation	[3],[4]	128
Dayton, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		464
Buildings and Improvements, Initial Cost		862
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,326
Accumulated Depreciation	[3],[4]	103
Fairborn, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		421
Buildings and Improvements, Initial Cost		982
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,403
Accumulated Depreciation	[3],[4]	118
Girard, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		421
Buildings and Improvements, Initial Cost		1,264
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,685
Accumulated Depreciation	[3],[4]	152
Greenville, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		248
Buildings and Improvements, Initial Cost		993
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,241
Accumulated Depreciation	[3],[4]	119
Madison, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		282
Buildings and Improvements, Initial Cost		845
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,127
Accumulated Depreciation	[3],[4]	101
Mentor, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		196
Buildings and Improvements, Initial Cost		786
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	982
Accumulated Depreciation	[3],[4]	94
Niles, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		304
Buildings and Improvements, Initial Cost		1,214
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,518
Accumulated Depreciation	[3],[4]	146
North Royalton, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		156
Buildings and Improvements, Initial Cost		886
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,042
Accumulated Depreciation	[3],[4]	106
Painesville, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		170
Buildings and Improvements, Initial Cost		965
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,135
Accumulated Depreciation	[3],[4]	116
Poland, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		212
Buildings and Improvements, Initial Cost		847
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,059
Accumulated Depreciation	[3],[4]	102
Ravenna, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		391
Buildings and Improvements, Initial Cost		1,172
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,563
Accumulated Depreciation	[3],[4]	141
Salem, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		352
Buildings and Improvements, Initial Cost		1,408
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,760
Accumulated Depreciation	[3],[4]	169
Trotwood, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		266
Buildings and Improvements, Initial Cost		798
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,064
Accumulated Depreciation	[3],[4]	96
Twinsburg, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		458
Buildings and Improvements, Initial Cost		850
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,308
Accumulated Depreciation	[3],[4]	102
Vandalia, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		182
Buildings and Improvements, Initial Cost		728
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	910
Accumulated Depreciation	[3],[4]	87
Warren, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		176
Buildings and Improvements, Initial Cost		997
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,173
Accumulated Depreciation	[3],[4]	120
Warren, OH II [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		168
Buildings and Improvements, Initial Cost		1,516
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,684
Accumulated Depreciation	[3],[4]	182
Willoughby, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		394
Buildings and Improvements, Initial Cost		920
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,314
Accumulated Depreciation	[3],[4]	110
Youngstown, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		300
Buildings and Improvements, Initial Cost		901
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,201
Accumulated Depreciation	[3],[4]	108
Youngstown, OH II [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		186
Buildings and Improvements, Initial Cost		1,675
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,861
Accumulated Depreciation	[3],[4]	201
Youngstown, OH III [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		147
Buildings and Improvements, Initial Cost		1,324
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,471
Accumulated Depreciation	[3],[4]	159
Youngstown, OH IV [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		370
Buildings and Improvements, Initial Cost		1,481
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,851
Accumulated Depreciation	[3],[4]	178
Bethel Park, PA [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		342
Buildings and Improvements, Initial Cost		634
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	976
Accumulated Depreciation	[3],[4]	76
North Fayette, PA [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		463
Buildings and Improvements, Initial Cost		1,388
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,851
Accumulated Depreciation	[3],[4]	167
N Versailles, PA [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		553
Buildings and Improvements, Initial Cost		1,659
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,212
Accumulated Depreciation	[3],[4]	199
Columbiana, OH [Member] | Burger King I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		581
Buildings and Improvements, Initial Cost		871
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,452
Accumulated Depreciation	[3],[4]	105
Ft Smith, AR [Member] | Dollar General XIV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		184
Buildings and Improvements, Initial Cost		1,042
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,226
Accumulated Depreciation	[3],[4]	122
Hot Springs, AR [Member] | Dollar General XIV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		287
Buildings and Improvements, Initial Cost		862
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,149
Accumulated Depreciation	[3],[4]	101
Royal, AR [Member] | Dollar General XIV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		137
Buildings and Improvements, Initial Cost		777
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	914
Accumulated Depreciation	[3],[4]	91
Wilson, NY [Member] | Dollar General XV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		172
Buildings and Improvements, Initial Cost		972
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,144
Accumulated Depreciation	[3],[4]	114
Bismarck, ND [Member] | FedEx Ground III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		554
Buildings and Improvements, Initial Cost		3,139
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,693
Accumulated Depreciation	[3],[4]	399
LaFollette, TN [Member] | Dollar General XVI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		43
Buildings and Improvements, Initial Cost		824
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	867
Accumulated Depreciation	[3],[4]	96
Carrollton, MO [Member] | Family Dollar V [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		37
Buildings and Improvements, Initial Cost		713
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	750
Accumulated Depreciation	[3],[4]	83
Bettendorf, IA [Member] | Walgreens VIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,398
Buildings and Improvements, Initial Cost		3,261
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,659
Accumulated Depreciation	[3],[4]	408
Detroit, MI [Member] | CVS III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		447
Buildings and Improvements, Initial Cost		2,533
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,980
Accumulated Depreciation	[3],[4]	317
Walden, CO [Member] | Family Dollar VI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		100
Buildings and Improvements, Initial Cost		568
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	668
Accumulated Depreciation	[3],[4]	66
Virginia, MN [Member] | Arby's II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		117
Buildings and Improvements, Initial Cost		1,056
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,173
Accumulated Depreciation	[3],[4]	117
Kremmling, CO [Member] | Family Dollar VI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		194
Buildings and Improvements, Initial Cost		778
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	972
Accumulated Depreciation	[3],[4]	87
Syracuse, NY [Member] | SAAB Sensis I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		8,190
Land, Initial Cost		1,731
Buildings and Improvements, Initial Cost		15,580
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2],[9]	15,086
Accumulated Depreciation	[3],[4]	714
Doylestown, PA [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		588
Buildings and Improvements, Initial Cost		1,373
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,961
Accumulated Depreciation	[3],[4]	147
Lansdale, PA [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		531
Buildings and Improvements, Initial Cost		1,238
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,769
Accumulated Depreciation	[3],[4]	133
Lima, PA [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,376
Buildings and Improvements, Initial Cost		1,682
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,058
Accumulated Depreciation	[3],[4]	180
Philadelphia, PA (Frankford) [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		473
Buildings and Improvements, Initial Cost		2,680
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,153
Accumulated Depreciation	[3],[4]	287
Philadelphia, PA II [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		412
Buildings and Improvements, Initial Cost		2,337
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,749
Accumulated Depreciation	[3],[4]	250
Philadelphia, PA III [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		321
Buildings and Improvements, Initial Cost		2,889
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,210
Accumulated Depreciation	[3],[4]	310
Philadelphia, PA V [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		388
Buildings and Improvements, Initial Cost		1,551
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,939
Accumulated Depreciation	[3],[4]	166
Richboro, PA [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		642
Buildings and Improvements, Initial Cost		1,193
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,835
Accumulated Depreciation	[3],[4]	128
Wayne, PA [Member] | Citizens Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		1,923
Buildings and Improvements, Initial Cost		1,923
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,846
Accumulated Depreciation	[3],[4]	206
Waterford, MI [Member] | Walgreens IX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		514
Buildings and Improvements, Initial Cost		4,531
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	5,045
Accumulated Depreciation	[3],[4]	239
Lakeland, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		590
Buildings and Improvements, Initial Cost		705
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,295
Accumulated Depreciation	[3],[4]	48
Lakeland, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		927
Buildings and Improvements, Initial Cost		1,594
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,521
Accumulated Depreciation	[3],[4]	100
Pensacola, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		513
Buildings and Improvements, Initial Cost		297
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	810
Accumulated Depreciation	[3],[4]	21
Plant City, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		499
Buildings and Improvements, Initial Cost		1,139
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,638
Accumulated Depreciation	[3],[4]	71
Vero Beach, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		825
Buildings and Improvements, Initial Cost		2,682
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,507
Accumulated Depreciation	[3],[4]	149
Vero Beach, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		675
Buildings and Improvements, Initial Cost		483
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,158
Accumulated Depreciation	[3],[4]	31
Osprey, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		450
Buildings and Improvements, Initial Cost		2,086
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,536
Accumulated Depreciation	[3],[4]	131
Panama City, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		484
Buildings and Improvements, Initial Cost		1,075
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,559
Accumulated Depreciation	[3],[4]	65
Miami, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		3,187
Buildings and Improvements, Initial Cost		3,224
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	6,411
Accumulated Depreciation	[3],[4]	182
Winter Park, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		2,264
Buildings and Improvements, Initial Cost		1,079
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,343
Accumulated Depreciation	[3],[4]	68
Fruitland Park, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		305
Buildings and Improvements, Initial Cost		785
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,090
Accumulated Depreciation	[3],[4]	50
Seminole, F [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		1,329
Buildings and Improvements, Initial Cost		3,486
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,815
Accumulated Depreciation	[3],[4]	191
Okeechobee, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		339
Buildings and Improvements, Initial Cost		1,569
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,908
Accumulated Depreciation	[3],[4]	113
Norcross, GA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		660
Buildings and Improvements, Initial Cost		252
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	912
Accumulated Depreciation	[3],[4]	17
Douglasville, GA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		410
Buildings and Improvements, Initial Cost		749
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,159
Accumulated Depreciation	[3],[4]	44
Duluth, GA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		1,081
Buildings and Improvements, Initial Cost		2,111
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,192
Accumulated Depreciation	[3],[4]	119
Cockeysville, MD [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		2,184
Buildings and Improvements, Initial Cost		479
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,663
Accumulated Depreciation	[3],[4]	27
Apex, NC [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		296
Buildings and Improvements, Initial Cost		1,240
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,536
Accumulated Depreciation	[3],[4]	68
Arden, NC [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		374
Buildings and Improvements, Initial Cost		216
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	590
Accumulated Depreciation	[3],[4]	15
East Ridge, TN [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		276
Buildings and Improvements, Initial Cost		475
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	751
Accumulated Depreciation	[3],[4]	31
Fredricksburg, VA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		1,623
Buildings and Improvements, Initial Cost		446
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,069
Accumulated Depreciation	[3],[4]	31
Lynchburg, VA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		584
Buildings and Improvements, Initial Cost		1,255
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,839
Accumulated Depreciation	[3],[4]	74
Chesapeake, VA [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		490
Buildings and Improvements, Initial Cost		695
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,185
Accumulated Depreciation	[3],[4]	42
Bushnell, FL [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[8]	0
Land, Initial Cost		385
Buildings and Improvements, Initial Cost		1,216
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,601
Accumulated Depreciation	[3],[4]	64
Meridian, ID [Member] | Mattress Firm IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		691
Buildings and Improvements, Initial Cost		1,193
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,884
Accumulated Depreciation	[3],[4]	71
Sunrise Beach, MO [Member] | Dollar General XII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		105
Buildings and Improvements, Initial Cost		795
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	900
Accumulated Depreciation	[3],[4]	67
Council Bluffs, IA [Member] | FedEx Ground IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		768
Buildings and Improvements, Initial Cost		3,908
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,676
Accumulated Depreciation	[3],[4]	240
Florence, AL [Member] | Mattress Firm V [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		299
Buildings and Improvements, Initial Cost		1,478
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,777
Accumulated Depreciation	[3],[4]	84
Bernice, LA [Member] | Family Dollar VII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		51
Buildings and Improvements, Initial Cost		527
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	578
Accumulated Depreciation	[3],[4]	31
Erie, PA [Member] | Aaron's I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		126
Buildings and Improvements, Initial Cost		708
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	834
Accumulated Depreciation	[3],[4]	38
Caro, MI [Member] | Autozone III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		135
Buildings and Improvements, Initial Cost		855
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	990
Accumulated Depreciation	[3],[4]	48
Westfield MA [Member] | C&S Wholesale Grocer I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		29,500
Land, Initial Cost		12,050
Buildings and Improvements, Initial Cost		29,727
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	41,777
Accumulated Depreciation	[3],[4]	1,771
Hatfield (North) MA [Member] | C&S Wholesale Grocer I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		20,280
Land, Initial Cost		1,951
Buildings and Improvements, Initial Cost		27,528
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	29,479
Accumulated Depreciation	[3],[4]	1,627
Hatfield (South), MA [Member] | C&S Wholesale Grocer I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		10,000
Land, Initial Cost		1,420
Buildings and Improvements, Initial Cost		14,169
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	15,589
Accumulated Depreciation	[3],[4]	677
Aberdeen, MD [Member] | C&S Wholesale Grocer I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		22,533
Land, Initial Cost		3,615
Buildings and Improvements, Initial Cost		27,684
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	31,299
Accumulated Depreciation	[3],[4]	1,297
Dexter, NM [Member] | Family Dollar VIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		79
Buildings and Improvements, Initial Cost		745
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	824
Accumulated Depreciation	[3],[4]	48
Hale Center, TX [Member] | Family Dollar VIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		111
Buildings and Improvements, Initial Cost		624
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	735
Accumulated Depreciation	[3],[4]	40
Plains, TX [Member] | Family Dollar VIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		100
Buildings and Improvements, Initial Cost		624
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	724
Accumulated Depreciation	[3],[4]	40
Tullos, LA [Member] | Dollar General XVII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		114
Buildings and Improvements, Initial Cost		736
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	850
Accumulated Depreciation	[3],[4]	41
Killen, AL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		91
Buildings and Improvements, Initial Cost		637
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	728
Accumulated Depreciation	[3],[4]	39
Muscle Shoals, AL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		242
Buildings and Improvements, Initial Cost		1,480
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,722
Accumulated Depreciation	[3],[4]	87
Sarasota, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		741
Buildings and Improvements, Initial Cost		852
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,593
Accumulated Depreciation	[3],[4]	50
Fort Meade, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		175
Buildings and Improvements, Initial Cost		2,375
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,550
Accumulated Depreciation	[3],[4]	121
Port St. Lucie, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		913
Buildings and Improvements, Initial Cost		1,772
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,685
Accumulated Depreciation	[3],[4]	99
Mulberry, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		406
Buildings and Improvements, Initial Cost		753
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,159
Accumulated Depreciation	[3],[4]	43
Gainsville, FL I [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		458
Buildings and Improvements, Initial Cost		2,139
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,597
Accumulated Depreciation	[3],[4]	110
Gainesville, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		457
Buildings and Improvements, Initial Cost		816
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,273
Accumulated Depreciation	[3],[4]	47
Gulf Breeze, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,092
Buildings and Improvements, Initial Cost		1,569
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,661
Accumulated Depreciation	[3],[4]	87
Sarasota, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		955
Buildings and Improvements, Initial Cost		1,329
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,284
Accumulated Depreciation	[3],[4]	73
Hobe Sound, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		442
Buildings and Improvements, Initial Cost		1,521
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,963
Accumulated Depreciation	[3],[4]	80
Port St. Lucie, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		996
Buildings and Improvements, Initial Cost		872
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,868
Accumulated Depreciation	[3],[4]	52
Mount Dora, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		570
Buildings and Improvements, Initial Cost		1,933
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,503
Accumulated Depreciation	[3],[4]	99
Daytona, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		376
Buildings and Improvements, Initial Cost		1,379
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,755
Accumulated Depreciation	[3],[4]	76
Lutz, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		438
Buildings and Improvements, Initial Cost		1,477
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,915
Accumulated Depreciation	[3],[4]	75
Jacksonville, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		366
Buildings and Improvements, Initial Cost		1,136
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,502
Accumulated Depreciation	[3],[4]	61
Boca Raton, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,617
Buildings and Improvements, Initial Cost		690
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,307
Accumulated Depreciation	[3],[4]	39
Tamarac, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		997
Buildings and Improvements, Initial Cost		1,241
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,238
Accumulated Depreciation	[3],[4]	68
Pompano, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		886
Buildings and Improvements, Initial Cost		2,024
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,910
Accumulated Depreciation	[3],[4]	103
St. Cloud, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,046
Buildings and Improvements, Initial Cost		1,887
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,933
Accumulated Depreciation	[3],[4]	100
Ormond Beach, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,047
Buildings and Improvements, Initial Cost		1,566
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,613
Accumulated Depreciation	[3],[4]	89
Daytona Beach, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		443
Buildings and Improvements, Initial Cost		1,586
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,029
Accumulated Depreciation	[3],[4]	89
Osmond Beach, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		854
Buildings and Improvements, Initial Cost		1,385
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,239
Accumulated Depreciation	[3],[4]	76
Osmond Beach, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		873
Buildings and Improvements, Initial Cost		2,235
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,108
Accumulated Depreciation	[3],[4]	115
Inverness, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		867
Buildings and Improvements, Initial Cost		2,559
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,426
Accumulated Depreciation	[3],[4]	136
Indian Harbour, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		914
Buildings and Improvements, Initial Cost		1,181
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,095
Accumulated Depreciation	[3],[4]	89
Melbourne, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		772
Buildings and Improvements, Initial Cost		1,927
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,699
Accumulated Depreciation	[3],[4]	102
St. Petersburg, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		803
Buildings and Improvements, Initial Cost		1,043
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,846
Accumulated Depreciation	[3],[4]	56
Casselberry, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		609
Buildings and Improvements, Initial Cost		2,443
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,052
Accumulated Depreciation	[3],[4]	126
Rocklodge, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		742
Buildings and Improvements, Initial Cost		1,126
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,868
Accumulated Depreciation	[3],[4]	61
New Smyna Beach, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		244
Buildings and Improvements, Initial Cost		1,245
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,489
Accumulated Depreciation	[3],[4]	67
New Port Richey, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		602
Buildings and Improvements, Initial Cost		1,104
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,706
Accumulated Depreciation	[3],[4]	60
Tampa, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		356
Buildings and Improvements, Initial Cost		1,042
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,398
Accumulated Depreciation	[3],[4]	66
Ocala, FL [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		347
Buildings and Improvements, Initial Cost		1,336
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,683
Accumulated Depreciation	[3],[4]	98
Ocala, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		581
Buildings and Improvements, Initial Cost		1,091
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,672
Accumulated Depreciation	[3],[4]	67
St. Petersburg, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		211
Buildings and Improvements, Initial Cost		1,237
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,448
Accumulated Depreciation	[3],[4]	67
Atlanta, GA III [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		2,469
Buildings and Improvements, Initial Cost		1,716
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,185
Accumulated Depreciation	[3],[4]	87
Stone Mountain, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		605
Buildings and Improvements, Initial Cost		522
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,127
Accumulated Depreciation	[3],[4]	28
Stone Mountain, GA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		461
Buildings and Improvements, Initial Cost		475
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	936
Accumulated Depreciation	[3],[4]	26
Lithonia, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		212
Buildings and Improvements, Initial Cost		770
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	982
Accumulated Depreciation	[3],[4]	41
Union City, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		400
Buildings and Improvements, Initial Cost		542
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	942
Accumulated Depreciation	[3],[4]	31
Peachtree City, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		887
Buildings and Improvements, Initial Cost		2,242
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,129
Accumulated Depreciation	[3],[4]	121
Stockbridge, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		358
Buildings and Improvements, Initial Cost		760
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,118
Accumulated Depreciation	[3],[4]	43
Morrow, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		400
Buildings and Improvements, Initial Cost		1,759
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,159
Accumulated Depreciation	[3],[4]	90
Marietta, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		2,168
Buildings and Improvements, Initial Cost		1,169
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,337
Accumulated Depreciation	[3],[4]	67
Marietta, GA II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,087
Buildings and Improvements, Initial Cost		2,056
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,143
Accumulated Depreciation	[3],[4]	103
Thomson, GA [Member] | Sun Trust Bank I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		480
Buildings and Improvements, Initial Cost		1,015
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,495
Accumulated Depreciation	[3],[4]	122
Thomson, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		91
Buildings and Improvements, Initial Cost		719
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	810
Accumulated Depreciation	[3],[4]	43
Evans, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		969
Buildings and Improvements, Initial Cost		2,103
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,072
Accumulated Depreciation	[3],[4]	119
Savannah, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		224
Buildings and Improvements, Initial Cost		1,116
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,340
Accumulated Depreciation	[3],[4]	59
Savannah, GA II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		458
Buildings and Improvements, Initial Cost		936
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,394
Accumulated Depreciation	[3],[4]	59
Albany, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		260
Buildings and Improvements, Initial Cost		531
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	791
Accumulated Depreciation	[3],[4]	40
Sylvester, GA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		242
Buildings and Improvements, Initial Cost		845
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,087
Accumulated Depreciation	[3],[4]	47
Annapolis, MD [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		3,331
Buildings and Improvements, Initial Cost		1,655
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,986
Accumulated Depreciation	[3],[4]	76
Glen Burnie, MD [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		2,307
Buildings and Improvements, Initial Cost		1,236
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,543
Accumulated Depreciation	[3],[4]	61
Cambridge, MD [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,130
Buildings and Improvements, Initial Cost		1,265
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,395
Accumulated Depreciation	[3],[4]	60
Avondale, MD [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,760
Buildings and Improvements, Initial Cost		485
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,245
Accumulated Depreciation	[3],[4]	27
Asheboro, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		458
Buildings and Improvements, Initial Cost		774
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,232
Accumulated Depreciation	[3],[4]	44
Bessemer City, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		212
Buildings and Improvements, Initial Cost		588
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	800
Accumulated Depreciation	[3],[4]	32
Charlotte, NC II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		563
Buildings and Improvements, Initial Cost		750
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,313
Accumulated Depreciation	[3],[4]	44
Dunn, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		384
Buildings and Improvements, Initial Cost		616
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,000
Accumulated Depreciation	[3],[4]	37
Durham, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		488
Buildings and Improvements, Initial Cost		742
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,230
Accumulated Depreciation	[3],[4]	39
Durham, NC II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		284
Buildings and Improvements, Initial Cost		506
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	790
Accumulated Depreciation	[3],[4]	33
Harrisburg, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		151
Buildings and Improvements, Initial Cost		389
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	540
Accumulated Depreciation	[3],[4]	25
Hendersonville, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		468
Buildings and Improvements, Initial Cost		945
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,413
Accumulated Depreciation	[3],[4]	51
Lenoir, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,021
Buildings and Improvements, Initial Cost		3,980
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	5,001
Accumulated Depreciation	[3],[4]	196
Lexington, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		129
Buildings and Improvements, Initial Cost		266
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	395
Accumulated Depreciation	[3],[4]	22
Mebane, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		500
Buildings and Improvements, Initial Cost		887
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,387
Accumulated Depreciation	[3],[4]	46
Oxford, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		530
Buildings and Improvements, Initial Cost		1,727
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,257
Accumulated Depreciation	[3],[4]	86
Rural Hall, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		158
Buildings and Improvements, Initial Cost		193
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	351
Accumulated Depreciation	[3],[4]	13
Stanley, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		183
Buildings and Improvements, Initial Cost		398
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	581
Accumulated Depreciation	[3],[4]	27
Sylva, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		51
Buildings and Improvements, Initial Cost		524
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	575
Accumulated Depreciation	[3],[4]	24
Walnut Cove, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		212
Buildings and Improvements, Initial Cost		690
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	902
Accumulated Depreciation	[3],[4]	35
Winston-Salem, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		362
Buildings and Improvements, Initial Cost		513
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	875
Accumulated Depreciation	[3],[4]	29
Yadkinville, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		438
Buildings and Improvements, Initial Cost		765
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,203
Accumulated Depreciation	[3],[4]	40
Greenville, SC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		377
Buildings and Improvements, Initial Cost		871
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,248
Accumulated Depreciation	[3],[4]	47
Greenville, SC [Member] | Bi-Lo I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		1,504
Buildings and Improvements, Initial Cost		4,770
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	6,274
Accumulated Depreciation	[3],[4]	227
Greenville, SC II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		264
Buildings and Improvements, Initial Cost		684
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	948
Accumulated Depreciation	[3],[4]	38
Greenville, SC III [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		590
Buildings and Improvements, Initial Cost		1,007
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,597
Accumulated Depreciation	[3],[4]	58
Greenville, SC IV [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		449
Buildings and Improvements, Initial Cost		1,640
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,089
Accumulated Depreciation	[3],[4]	109
Nashville, TN II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		1,776
Buildings and Improvements, Initial Cost		1,601
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,377
Accumulated Depreciation	[3],[4]	96
Brentwood, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		885
Buildings and Improvements, Initial Cost		1,987
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,872
Accumulated Depreciation	[3],[4]	104
Brentwood, TN II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		996
Buildings and Improvements, Initial Cost		1,536
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,532
Accumulated Depreciation	[3],[4]	81
Smyrna, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		501
Buildings and Improvements, Initial Cost		767
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,268
Accumulated Depreciation	[3],[4]	46
Murfeesboro, TN II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		262
Buildings and Improvements, Initial Cost		182
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	444
Accumulated Depreciation	[3],[4]	14
Soddy Daisy, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		338
Buildings and Improvements, Initial Cost		624
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	962
Accumulated Depreciation	[3],[4]	32
Signal Mountain, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		296
Buildings and Improvements, Initial Cost		697
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	993
Accumulated Depreciation	[3],[4]	37
Chattanooga, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		419
Buildings and Improvements, Initial Cost		811
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,230
Accumulated Depreciation	[3],[4]	42
Kingsport, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		162
Buildings and Improvements, Initial Cost		260
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	422
Accumulated Depreciation	[3],[4]	16
Loudon, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		331
Buildings and Improvements, Initial Cost		541
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	872
Accumulated Depreciation	[3],[4]	29
Morristown, TN [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		214
Buildings and Improvements, Initial Cost		444
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	658
Accumulated Depreciation	[3],[4]	33
Richmond, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		153
Buildings and Improvements, Initial Cost		313
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	466
Accumulated Depreciation	[3],[4]	20
Richmond, VA II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		233
Buildings and Improvements, Initial Cost		214
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	447
Accumulated Depreciation	[3],[4]	14
Fairfax, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		2,835
Buildings and Improvements, Initial Cost		1,081
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,916
Accumulated Depreciation	[3],[4]	56
Lexington, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		122
Buildings and Improvements, Initial Cost		385
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	507
Accumulated Depreciation	[3],[4]	23
Roanoke, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		316
Buildings and Improvements, Initial Cost		734
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,050
Accumulated Depreciation	[3],[4]	39
Radford, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		137
Buildings and Improvements, Initial Cost		203
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	340
Accumulated Depreciation	[3],[4]	12
Williamsburg, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		447
Buildings and Improvements, Initial Cost		585
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,032
Accumulated Depreciation	[3],[4]	35
Onancock, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		829
Buildings and Improvements, Initial Cost		1,300
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,129
Accumulated Depreciation	[3],[4]	64
Accomac, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		149
Buildings and Improvements, Initial Cost		128
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	277
Accumulated Depreciation	[3],[4]	7
Painter, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		89
Buildings and Improvements, Initial Cost		259
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	348
Accumulated Depreciation	[3],[4]	16
Stafford, VA [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		2,130
Buildings and Improvements, Initial Cost		1,714
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,844
Accumulated Depreciation	[3],[4]	89
Roanoke, VA II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		753
Buildings and Improvements, Initial Cost		1,165
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,918
Accumulated Depreciation	[3],[4]	64
Melbourne, FL II [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		788
Buildings and Improvements, Initial Cost		1,888
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,676
Accumulated Depreciation	[3],[4]	97
Bethesda, MD [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		7,460
Buildings and Improvements, Initial Cost		2,822
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	10,282
Accumulated Depreciation	[3],[4]	130
Raleigh, NC [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		629
Buildings and Improvements, Initial Cost		1,581
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,210
Accumulated Depreciation	[3],[4]	76
Richmond, VA III [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[6]	0
Land, Initial Cost		3,141
Buildings and Improvements, Initial Cost		7,441
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	10,582
Accumulated Depreciation	[3],[4]	447
Luke Mary, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		1,911
Buildings and Improvements, Initial Cost		2,849
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	4,760
Accumulated Depreciation	[3],[4]	146
Bayonet Point, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		528
Buildings and Improvements, Initial Cost		1,172
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,700
Accumulated Depreciation	[3],[4]	63
Marianna, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		134
Buildings and Improvements, Initial Cost		3,069
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,203
Accumulated Depreciation	[3],[4]	146
St. Augustine, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		489
Buildings and Improvements, Initial Cost		2,129
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,618
Accumulated Depreciation	[3],[4]	108
Deltona, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		631
Buildings and Improvements, Initial Cost		1,512
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,143
Accumulated Depreciation	[3],[4]	86
Spring Hill, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		673
Buildings and Improvements, Initial Cost		2,550
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,223
Accumulated Depreciation	[3],[4]	128
Pembroke Pines, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		1,688
Buildings and Improvements, Initial Cost		548
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,236
Accumulated Depreciation	[3],[4]	36
Palm Coast, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		447
Buildings and Improvements, Initial Cost		1,548
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,995
Accumulated Depreciation	[3],[4]	84
Clearwater, FL [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		783
Buildings and Improvements, Initial Cost		1,936
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,719
Accumulated Depreciation	[3],[4]	96
Clearwater, FL II [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		353
Buildings and Improvements, Initial Cost		1,863
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,216
Accumulated Depreciation	[3],[4]	97
Ocala, FL II [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		559
Buildings and Improvements, Initial Cost		750
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,309
Accumulated Depreciation	[3],[4]	51
Chamblee, GA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		1,029
Buildings and Improvements, Initial Cost		813
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,842
Accumulated Depreciation	[3],[4]	47
Madison, GA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		304
Buildings and Improvements, Initial Cost		612
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	916
Accumulated Depreciation	[3],[4]	30
Prince Frederick, MD [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		2,431
Buildings and Improvements, Initial Cost		940
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	3,371
Accumulated Depreciation	[3],[4]	54
Roxboro, NC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		234
Buildings and Improvements, Initial Cost		1,100
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,334
Accumulated Depreciation	[3],[4]	54
Liberty, SC [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		254
Buildings and Improvements, Initial Cost		911
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,165
Accumulated Depreciation	[3],[4]	46
Lebanon, TN [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		851
Buildings and Improvements, Initial Cost		1,102
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,953
Accumulated Depreciation	[3],[4]	59
Johnson City, TN [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		174
Buildings and Improvements, Initial Cost		293
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	467
Accumulated Depreciation	[3],[4]	20
Gloucester, VA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		154
Buildings and Improvements, Initial Cost		2,281
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	2,435
Accumulated Depreciation	[3],[4]	115
Collinsville, VA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		215
Buildings and Improvements, Initial Cost		555
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	770
Accumulated Depreciation	[3],[4]	30
Stuart, VA [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[7]	0
Land, Initial Cost		374
Buildings and Improvements, Initial Cost		1,532
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,906
Accumulated Depreciation	[3],[4]	79
Deville, LA [Member] | Dollar General XVIII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		93
Buildings and Improvements, Initial Cost		741
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	834
Accumulated Depreciation	[3],[4]	39
Holland, MI [Member] | Matress Firm I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		507
Buildings and Improvements, Initial Cost		1,014
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,521
Accumulated Depreciation	[3],[4]	59
Bridgewater, NJ [Member] | Sanofi US I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		125,000
Land, Initial Cost		16,009
Buildings and Improvements, Initial Cost		194,287
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	210,296
Accumulated Depreciation	[3],[4]	9,110
Hornbeck, LA [Member] | Dollar General XVII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		82
Buildings and Improvements, Initial Cost		780
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	862
Accumulated Depreciation	[3],[4]	41
Fannettsburg, PA [Member] | Family Dollar IX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		165
Buildings and Improvements, Initial Cost		803
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	968
Accumulated Depreciation	[3],[4]	41
Saginaw, MI [Member] | Matress Firm I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[5]	0
Land, Initial Cost		337
Buildings and Improvements, Initial Cost		1,140
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,477
Accumulated Depreciation	[3],[4]	63
Bristol, RI [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		7,849
Land, Initial Cost		2,860
Buildings and Improvements, Initial Cost		10,010
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	12,870
Accumulated Depreciation	[3],[4]	464
Cumberland, RI [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		3,295
Buildings and Improvements, Initial Cost		13,693
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	16,988
Accumulated Depreciation	[3],[4]	652
Framingham, MA [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		8,721
Land, Initial Cost		3,971
Buildings and Improvements, Initial Cost		12,289
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	16,260
Accumulated Depreciation	[3],[4]	532
Hyde Park, NY [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		3,154
Buildings and Improvements, Initial Cost		10,646
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	13,800
Accumulated Depreciation	[3],[4]	492
Malden, MA [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		11,957
Land, Initial Cost		4,418
Buildings and Improvements, Initial Cost		15,195
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	19,613
Accumulated Depreciation	[3],[4]	655
Sicklerville, NJ [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		2,367
Buildings and Improvements, Initial Cost		9,873
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	12,240
Accumulated Depreciation	[3],[4]	444
Southington, CT [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		3,238
Buildings and Improvements, Initial Cost		13,169
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	16,407
Accumulated Depreciation	[3],[4]	600
Swampscott, M [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		10,409
Land, Initial Cost		3,644
Buildings and Improvements, Initial Cost		12,982
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	16,626
Accumulated Depreciation	[3],[4]	560
Forest HIll, LA [Member] | Dollar General XVII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		83
Buildings and Improvements, Initial Cost		728
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	811
Accumulated Depreciation	[3],[4]	37
Chelsea, OK [Member] | Dollar General XIX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		231
Buildings and Improvements, Initial Cost		919
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,150
Accumulated Depreciation	[3],[4]	51
Brookhaven, MS [Member] | Dollar General XX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		186
Buildings and Improvements, Initial Cost		616
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	802
Accumulated Depreciation	[3],[4]	30
Columbus, MS [Member] | Dollar General XX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		370
Buildings and Improvements, Initial Cost		491
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	861
Accumulated Depreciation	[3],[4]	28
Forest, MS [Member] | Dollar General XX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		72
Buildings and Improvements, Initial Cost		856
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	928
Accumulated Depreciation	[3],[4]	40
Rolling Fork, MS [Member] | Dollar General XX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		244
Buildings and Improvements, Initial Cost		929
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,173
Accumulated Depreciation	[3],[4]	44
West Point, MS [Member] | Dollar General XX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		318
Buildings and Improvements, Initial Cost		506
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	824
Accumulated Depreciation	[3],[4]	30
Huntington, WV [Member] | Dollar General XXI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		101
Buildings and Improvements, Initial Cost		1,101
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,202
Accumulated Depreciation	[3],[4]	56
Warren, IN [Member] | Dollar General XXII [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Land, Initial Cost		88
Buildings and Improvements, Initial Cost		962
Land, Costs Capitalized Subsequent to Acquisition		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount	[1],[2]	1,050
Accumulated Depreciation	[3],[4]	41
Mortgage notes payable and premiums, net [Member] | SAAB Sensis I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		8,190			8,519
Mortgage notes payable and premiums, net [Member] | SunTrust Bank II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		25,000			25,000
Mortgage notes payable and premiums, net [Member] | SunTrust Bank III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		99,677			99,677
Mortgage notes payable and premiums, net [Member] | SunTrust Bank IV [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		25,000			25,000
Mortgage notes payable and premiums, net [Member] | Stop & Shop I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		38,936			39,570
Multi-Tenant Mortgage Loan [Member] | Mortgage notes payable and premiums, net [Member]
Real Estate and Accumulated Depreciation [Line Items]
Mortgage note payable		$ 649,532			$ 0

[1]	Acquired intangible lease assets allocated to individual properties in the amount of $319.0 million are not reflected in the table above.
[2]	The tax basis of aggregate land, buildings and improvements as of December 31, 2015 is $2.1 billion.
[3]	Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements and five years for fixtures.
[4]	The accumulated depreciation column excludes $73.8 million of accumulated amortization associated with acquired intangible lease assets.
[5]	These properties collateralize a multi-tenant mortgage loan, which had $649.5 million outstanding as of December 31, 2015.
[6]	These properties collateralize a mortgage note payable of $99.7 million as of December 31, 2015.
[7]	These properties collateralize a mortgage note payable of $25.0 million as of December 31, 2015
[8]	These properties collateralize a mortgage note payable of $25.0 million as of December 31, 2015.
[9]	The gross amount of aggregate land and building and improvements carried at December 31, 2015 reflects the impact of final purchase price allocations, recorded as of December 31, 2014, which results in decreases from initial costs of aggregate land and building improvements at United Healthcare I and SAAB Sensis I of $7.4 million and $2.2 million, respectively.